Stockholders’ Equity/Members’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity/Members’ Equity	Stockholders’ Equity
Share repurchase: On January 6, 2022, OppFi announced that its Board of Directors (“Board”) had authorized a program to repurchase (“Repurchase Program”) up to $20.0 million in the aggregate of shares of Class A Common Stock. Repurchases under the Repurchase Program may be made from time to time, on the open market, in privately negotiated transactions, or by other methods, at the discretion of the management of the Company and in accordance with the limitations set forth in Rule 10b-18 promulgated under the Securities Exchange Act of 1934, as amended, and other applicable legal requirements. The timing and amount of the repurchases will depend on market conditions and other requirements. The Repurchase Program does not obligate the Company to repurchase any dollar amount or number of shares and the Repurchase Program may be extended, modified, suspended, or discontinued at any time. For each share of Class A Common Stock that the Company repurchases under the Repurchase Program, OppFi-LLC will redeem one Class A common unit of OppFi-LLC held by OppFi, decreasing the percentage ownership of OppFi-LLC by OppFi and relatively increasing the ownership by the Members. The Repurchase Program will expire in December 2023.

The Company records the difference between the cash paid for stock repurchases and the underlying par value as a reduction to accumulated earnings (deficit). During the three months ended March 31, 2022, OppFi repurchased 282,334 shares of Class A Common Stock at an average purchase price of $3.67 per share for an aggregate purchase price of $1.0 million. As of March 31, 2022, $19.0 million of the repurchase authorization remained available.
Stockholders’ Equity/Members’ Equity
Prior to the Business Combination, FGNA was a Special Purpose Acquisition Company or a “blank check company” defined as a development stage company formed for the sole purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. As of the Closing, OppFi held a 11.8% ownership interest in OppFi-LLC. Immediately subsequent to the Closing, a lender exchanged 486,852 shares of previously issued Class V Voting Stock shares for an equal number of Class A Common Stock shares. Additionally, other holders of Class V Voting Stock exchanged 161,767 shares for an equal number of Class A Common Stock shares from the Closing Date through December 31, 2021. OppFi issued 5,175 shares of Class A Common Stock attributed to vesting of restricted stock units from the Closing Date through December 31, 2021. As of December 31, 2021, OppFi held a 12.4% ownership interest in OppFi-LLC.

Prior to the Business Combination, OppFi-LLC had two classes of partnership interests, preferred units and profit unit interests, which were recapitalized as OppFi Units in connection with the adoption by the Members of the OppFi A&R LLCA immediately prior to the Closing. The preferred units are reflected as OppFi-LLC’s historical members’ equity in the consolidated balance sheets.

Preferred stock: OppFi is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. OppFi’s Board of Directors has the authority to issue shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time. As of December 31, 2021, there were no shares of preferred stock issued and outstanding.

Class A Common Stock: OppFi is authorized to issue 379,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. Holders of Class A Common Stock are entitled to one vote for each share. Additionally, Class A Common Stock is defined as “Economic Common Stock,” and holders are entitled to receive dividends and other distributions (payable in cash, property, or capital stock of the Company) when, as and if declared thereon by OppFi’s Board of Directors from time to time out of any assets or funds of the Company legally available therefor and share equally on a per share basis in such dividends and distributions. As of December 31, 2021, there were 13,631,484 shares of Class A Common Stock issued and outstanding.
Class B Common Stock: OppFi is authorized to issue 6,000,000 shares of Class B Common Stock with a par value of $0.0001 per share. Holders of Class B Common Stock are entitled to one vote for each share. Class B Common Stock is defined as Economic Common Stock and holders are entitled to receive the same dividends and other distributions as Class A Common Stock. As of December 31, 2021, there were no shares of Class B Common Stock issued and outstanding. All shares of Class B Common Stock were converted into Class A Common Stock at the Closing.

Class V Voting Stock: OppFi is authorized to issue 115,000,000 shares of Class V Voting Stock with a par value of $0.0001 per share. Class V Voting Stock represents voting, non-economic interests in OppFi. Holders of Class V Voting Stock are entitled to one vote for each share. As of December 31, 2021, there were 96,338,474 shares of Class V Voting Stock issued and outstanding.